Summary of Significant Accounting Policies (Details) - Schedule of fair value of financial instruments - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Carried at (amortized) cost:
Corporate debt securities	$ 2,137,315	$ 5,073,548
Related party investment -wealth management product	6,611,040	3,966,476
Fair Value, Inputs, Level 1 [Member]
Carried at (amortized) cost:
Corporate debt securities
Related party investment -wealth management product
Fair Value, Inputs, Level 2 [Member]
Carried at (amortized) cost:
Corporate debt securities
Related party investment -wealth management product
Fair Value, Inputs, Level 3 [Member]
Carried at (amortized) cost:
Corporate debt securities	2,137,315	5,073,548
Related party investment -wealth management product	$ 6,611,040	$ 3,966,476